Financial Instruments and Fair Value Measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate of derivative instruments assets
Interest rate of derivative instruments liabilities
Gain loss on interest rate derivative instruments		$ 21	$ 40
Loss on derivative instruments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gain loss on interest rate derivative instruments		$ 21	$ 40
Derivative financial instruments current portion [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate of derivative instruments assets
Interest rate of derivative instruments liabilities
Derivative financial instruments, net of current portion [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate of derivative instruments assets
Interest rate of derivative instruments liabilities